Expense Example - NVIT Multi-Manager Mid Cap Value Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years
USD ($)	96	315	551	1,230	105	343	599	1,334